Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	$ 831,610	$ 541,647
Net regulatory liabilities	$ (212,018)	(406,291)
Accrued pension and other postretirement benefit costs, recovery period	5 years
Other deferred credits and other long-term liabilities	$ 1,137,536	1,199,564
Regulatory assets, accrued absence time, lag period	1 year
Regulatory assets, margin, interest and property tax-tracking, recovery period	24 months
MountainWest unsecured senior notes, 4.875%, due in 2041 | Questar Pipelines
Regulatory Assets And Liabilities [Line Items]
Proceeds from debt	$ 180,000
Debt instrument, stated interest rate	4.875%
Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	$ 798,897	541,647
Net regulatory liabilities	(95,640)	(406,291)
Other deferred credits and other long-term liabilities	881,286	1,043,337
Other current liabilities
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(29,000)
Other deferred credits and other long-term liabilities	2,000
Deferred purchased gas costs
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(5,736)	(54,636)
Deferred purchased gas costs | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	0	(54,636)
Accumulated removal costs
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(482,558)	(404,000)
Accumulated removal costs | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(424,000)	(404,000)
Unamortized gain on reacquired debt
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(7,108)	(7,644)
Unamortized gain on reacquired debt | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(7,108)	(7,644)
Regulatory excess deferred/other taxes and gross-up
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(511,567)	(461,023)
Regulatory excess deferred/other taxes and gross-up | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(446,333)	(461,023)
Margin, interest - and property tax-tracking
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(8,523)	(17,132)
Margin, interest - and property tax-tracking | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(8,523)	(17,132)
Unrecognized other postretirement benefit cost
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(17,815)	0
Unrecognized other postretirement benefit cost | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	0	0
Other regulatory liabilities
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(10,321)	(3,503)
Other regulatory liabilities | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(8,573)	(3,503)
Gross-up related to contributions in aid of construction
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities	(2,600)
Accrued pension and other postretirement benefit costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	339,356	427,550
Accrued pension and other postretirement benefit costs | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	339,356	427,550
Deferred purchased gas costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	291,145	2,053
Deferred purchased gas costs | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	291,145	2,053
Settled interest rate hedges
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	31,278	0
Settled interest rate hedges | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	0	0
Accrued purchased gas costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	51,631	29,000
Accrued purchased gas costs | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	51,631	29,000
Unamortized premium on reacquired debt
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	16,283	17,124
Unamortized premium on reacquired debt | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	16,283	17,124
Accrued absence time
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	16,975	15,565
Accrued absence time | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	16,975	15,565
Margin, interest - and property tax-tracking
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	22,709	4,759
Margin, interest - and property tax-tracking | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	22,709	4,759
Other
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	62,233	45,596
Other | Southwest Gas Corporation
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	$ 60,798	$ 45,596